Fair Value Measurements (Tables) - Forge Nano, Inc.	12 Months Ended
Dec. 31, 2025
Fair Value Measurements
Summary of liabilities measured at fair value on a recurring basis

	Liabilities Measured at Fair Value on a Recurring Basis at
	December 31, 2025
	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Balance at
	Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2025
Liabilities
Warrants (Note 17)	$—	$—	$5,624	$5,624
Contingent consideration (Note 7)	—	—	748	748
Derivative – conversion feature embedded in convertible debt (Note 17)	—	—	—	—
Total liabilities	$—	$—	$6,372	$6,372

	Liabilities Measured at Fair Value on a Recurring Basis at
	December 31, 2024
	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Balance at
	Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2024
Liabilities
Warrants (Note 17)	$—	$—	$6,264	$6,264
Contingent consideration (Note 7)	—	—	811	811
Derivative - conversion feature embedded in convertible debt (Note 17)	—	—	393	393
Total Liabilities	$—	$—	$7,468	$7,468

Summary of derivative liabilities, including conversion feature embedded in convertible debt and warrants

	Warrant and Derivative
	Liability
	2025	2024
Balance	$6,657	$6,816
Purchases, issuances, sales, and settlements:
Derivative – conversion feature embedded in convertible debt (Note 17)	(393)	393
Warrants exercised	(104)	(918)
Unrealized (gains) losses included in earnings related to investments still held as of reporting date	(536)	366
Balance	$5,624	$6,657